Expense Example	Apr. 20, 2026 USD ($)
Principal CLO ETF | Principal CLO ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	61
Principal Inflation Protection ETF | Principal Inflation Protection ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Principal Long Duration ETF | Principal Long Duration ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Principal Securitized Debt ETF | Principal Securitized Debt ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	$ 61